Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (Loss) before income taxes	$ 111,285	$ (1,129,396)	$ (874,831)
PRC [Member]
Income (Loss) before income taxes	325,077	(951,334)	(825,219)
BVI [Member]
Income (Loss) before income taxes	$ (213,792)	$ (178,062)	$ (49,612)